Property and Equipment, Net (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
General and Administrative Expense [Member]
Property and Equipment, Net [Line Items]
Depreciation expense	$ 276	$ 979	$ 1,230
Cost of Sales [Member]
Property and Equipment, Net [Line Items]
Depreciation expense	$ 3,237,894	$ 3,682,045	$ 3,365,574